Dividends declared and paid	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Dividends declared and paid
19.	Dividends declared and paid

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Declared and paid during the year
Dividends on ordinary shares:
Final dividend paid in 2022: US$ 0.40 per share (2021: US$ 1.70 per share)	448,712	109,684	15,778

Dividend paid in cash	448,712	109,684	15,778